GMO U.S. Equity Series Fund
GMO U.S. EQUITY SERIES FUND (formerly known as GMO U.S. Equity Allocation Series Fund)
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO U.S. Equity Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	0.31%	0.31%	0.31%	0.31%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses	[2]	0.77%	0.62%	0.52%	0.67%
Fee waiver/Expense reimbursement	[2],[5]	(0.01%)	(0.01%)	(0.01%)	(0.11%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.76%	0.61%	0.51%	0.56%
[1]	The amount reflects the management fee paid by USEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by USEF.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Equity Fund ("USEF"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the fee waiver and expense reimbursement noted in the expense table and all amounts shown include the expenses of both USEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO U.S. Equity Series Fund - USD ($)	1 Year	3 Years
Class R4	78	249
Class R5	62	202
Class R6	52	170
Class PS	57	208

Expense Example, No Redemption - GMO U.S. Equity Series Fund - USD ($)	1 Year	3 Years
Class R4	78	249
Class R5	62	202
Class R6	52	170
Class PS	57	208

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2018, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Fund invests substantially all of its assets in Class III shares of GMO U.S. Equity Fund ("USEF"), a series of GMO Trust not offered in this Prospectus. USEF invests in securities and other instruments. The Fund's investment objective and principal investment strategies are substantially similar to those of USEF. Except as otherwise indicated, references to the Fund may also refer to USEF, and references to actions undertaken or investments held by the Fund may also refer to those by USEF. GMO serves as investment adviser for both the Fund and USEF.

GMO seeks to achieve the Fund's investment objective by investing primarily in U.S. equity markets.

GMO determines the securities the Fund buys and sells based on its evaluation of companies' published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), securities' prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to U.S. equity markets. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to U.S. equity markets. In constructing the Fund's portfolio, GMO considers a number of factors, including position size, industry and sector exposure, market capitalization, liquidity and transaction costs. At times, the Fund may have substantial exposure to a single asset class, industry, sector or market capitalization. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States. The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Class III shares of USEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in USEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of USEF.

•    Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•    Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•    Focused Investment Risk – Investments focused in a limited number of asset classes, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•    Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•    Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•    Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

•    Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•    Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•    Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

•    Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

•    Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in USEF, including the risk that USEF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of two broad-based indices. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of USEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and USEF is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 11.81% (3Q2010) Lowest Quarter: -16.40% (4Q2008) Year-to-Date (as of 3/31/18): -1.50%
Average Annual Total Returns Periods Ending December 31, 2017
Average Annual Total Returns - GMO U.S. Equity Series Fund	1 Year		5 Years		10 Years		Inception		Inception Date [1]
Class R4	18.09%		13.57%		7.62%		10.86%		Sep. 18, 1985
Class R4 | Return After Taxes on Distributions	14.95%		10.82%		6.17%		8.38%		Sep. 18, 1985
Class R4 | Return After Taxes on Distributions and Sale of Fund Shares	12.42%		10.42%		5.95%		8.34%		Sep. 18, 1985
Class R5	18.27%		13.74%		7.78%		11.03%		Sep. 18, 1985
Class R6	18.38%		13.85%		7.89%		11.14%		Sep. 18, 1985
Class PS	18.21%		13.68%		7.73%		10.97%		Sep. 18, 1985
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	21.13%	[2]	15.58%	[2]	8.60%	[2]	11.11%	[2]	Sep. 18, 1985
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	[3]	15.79%	[3]	8.50%	[3]	11.22%	[3]	Sep. 18, 1985
[1]	Inception date for USEF's predecessor fund (Class III shares). USEF is the successor to GMO U.S. Core Fund (subsequently renamed GMO U.S. Core Equity Fund), a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of USEF. Performance of USEF through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund's annual operating expenses (0.02% higher than those of USEF).
[2]	Fund's appropriate broad-based securities market index effective March 31, 2018.
[3]	Effective March 31, 2018, USEF changed its comparative broad-based index from the S&P 500 Index to the Russell 3000 Index because GMO believes the Russell 3000 Index is more representative of USEF's investment strategy.